Consolidated statements of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net earnings from continuing operations	$ 2,892	$ 2,473
Adjustments to reconcile net earnings from continuing operations to cash flows from operating activities
Severance, acquisition and other costs	209	116
Depreciation and amortization	4,609	4,404
Post-employment benefit plans cost	286	315
Net interest expense	1,063	1,087
Impairment of assets	197	472
Losses (gains) on investments	6	(3)
Income taxes	1,044	792
Contributions to post-employment benefit plans	(282)	(297)
Payments under other post-employment benefit plans	(65)	(61)
Severance and other costs paid	(208)	(78)
Interest paid	(1,080)	(1,112)
Income taxes paid (net of refunds)	(913)	(846)
Acquisition and other costs paid	(35)	(35)
Change in contract assets	278	704
Change in wireless device financing plan receivables	(365)	(867)
Net change in operating assets and liabilities	372	636
Cash from discontinued operations	0	54
Cash flows from operating activities	8,008	7,754
Cash flows used in investing activities
Capital expenditures	(4,837)	(4,202)
Business acquisitions	(12)	(65)
Acquisition of spectrum licences	(2,082)	(86)
Other investing activities	(72)	(79)
Cash from discontinued operations	0	892
Cash flows used in investing activities	(7,003)	(3,540)
Cash flows used in financing activities
Increase (decrease) in notes payable	351	(1,641)
Decrease in securitized trade receivables	(150)	0
Issue of long-term debt	4,985	6,006
Repayment of long-term debt	(2,751)	(5,003)
Issue of common shares	261	26
Purchase of shares for settlement of share-based payments	(297)	(263)
Cash dividends paid on common shares	(3,132)	(2,975)
Cash dividends paid on preferred shares	(125)	(132)
Cash dividends paid by subsidiaries to non-controlling interest	(86)	(53)
Other financing activities	(78)	(93)
Cash used in discontinued operations	0	(7)
Cash flows used in financing activities	(1,022)	(4,135)
Net increase in cash	(17)	83
Cash at beginning of year	224	141
Cash at end of year	207	224
Net decrease in cash equivalents	0	(4)
Cash equivalents at beginning of year	0	4
Cash equivalents at end of year	$ 0	$ 0